RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

16. RELATED-PARTY TRANSACTIONS

        The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the "Securities Act"), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration. Pursuant to this agreement, in March 2013, the Company was required to effect a registration and, in connection therewith, shareholders publicly offered an aggregate of 26,679,386 Class A shares, including 2,425,399 additional Class A shares sold pursuant to an over-allotment option granted to the underwriters at a price of $22.75 per share. Yandex did not receive any proceeds from this offering. The expenses incurred by the Company related to this offering in the amount of RUB 28 were treated as related party transactions for the year ended December 31, 2013. The underwriters of the offering fully reimbursed the Company for these expenses.

        Following the sale of the controlling interest and deconsolidation of Yandex.Money in July 2013 (Note 4), the Company retained a non-controlling interest and significant influence over Yandex.Money's business. The Company continues to use Yandex.Money for payment processing and to sublease to Yandex.Money part of its premises. The amount of revenues from subleasing and other services was RUB 78 and RUB 91 ($1.2) for the years ended December 31, 2014 and 2015, respectively. The amount of fees for online payment commissions was RUB 125 and RUB 143 ($2.0) for the years ended December 31, 2014 and 2015, respectively. As of December 31, 2014 and 2015, the amount of receivables related to payment processing was RUB 46 and RUB 27 ($0.4), respectively. The Company believes that the terms of the agreements with Yandex.Money are comparable to the terms obtained in arm's-length transactions with unrelated similarly situated customers and suppliers of the Company.